Commitments (Other Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Commitments	$ 199,618	$ 181,612
Liability related to investments in low income housing tax credits	600	500
Commitments to extend credit
Other Commitments [Line Items]
Commitments	185,589	169,278
Commitments to extend credit | Total commercial lending
Other Commitments [Line Items]
Commitments	131,762	120,165
Commitments to extend credit | Home Equity Line of Credit
Other Commitments [Line Items]
Commitments	16,803	16,944
Commitments to extend credit | Credit Card
Other Commitments [Line Items]
Commitments	30,862	27,100
Commitments to extend credit | Other
Other Commitments [Line Items]
Commitments	6,162	5,069
Standby letters of credit
Other Commitments [Line Items]
Commitments	9,843	8,655
Standby letters of credit | Remarketing Programs
Other Commitments [Line Items]
Commitments	4,100	3,700
Reinsurance Agreements
Other Commitments [Line Items]
Commitments	1,393	1,549
Reinsurance Agreements | Accidental Death and Dismemberment
Other Commitments [Line Items]
Maximum Exposure	1,300	1,300
Reinsurance Agreements | Credit Life Accident and Health
Other Commitments [Line Items]
Maximum Exposure	100	200
Standby bond purchase agreements
Other Commitments [Line Items]
Commitments	1,295	1,000
Other commitments
Other Commitments [Line Items]
Commitments	$ 1,498	$ 1,130